Other general administrative expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other general administrative expenses
Maintenance, conservation and repair	$ 738	$ 646	$ 1,227
Information technology and systems	3,851	4,820	2,790
Stationery and supplies	150	227	215
Advertising and communications	965	890	968
Rents	653	1,120	1,963
Administrative services	1,737	503	936
Taxes other than income tax	2,037	1,820	1,454
Surveillance and cash courier services	1,248	979	894
Insurance premiums	95	75	78
Travel costs	325	364	293
Other administrative expenses	2,031	2,851	1,871
Total	13,830	14,295	12,689
Audit and tax services
Audit fees and audit-related fees	103	88	72
Tax fees		1	1
Total	103	89	73
Audit-related fees	$ 26	$ 7	$ 14